Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Preferred shares	Ordinary Shares		Additional paid-in-capital	Accumulated deficit	Total
Balance at Dec. 31, 2015		$ 3		$ 18,560	$ (808)	$ 17,755
Balance, shares at Dec. 31, 2015		2,528,415
Issuance of shares as part of the Reverse Merger			[1]				[1]
Issuance of shares as part of the Reverse Merger, shares		48,000
Net and comprehensive loss					(8,053)	(8,053)
Balance at Dec. 31, 2016		$ 3		18,560	(8,861)	9,702
Balance, shares at Dec. 31, 2016		2,576,415
Net and comprehensive loss					(9,111)	(9,111)
Balance at Dec. 31, 2017		$ 3		18,560	(17,972)	591
Balance, shares at Dec. 31, 2017		2,576,415
Issuance of shares and warrants, net of issuance costs		$ 3		11,596		11,599
Issuance of shares and warrants, net of issuance costs, shares		3,578,262
Issuance of restricted shares to employees			[1]				[1]
Issuance of restricted shares to employees, shares		150,000
Payment on account of shares				1,457		1,457
Stock-based compensation in connection with restricted shares and options granted to employees and service provider				91		91
Net and comprehensive loss					(10,189)	(10,189)
Balance at Dec. 31, 2018		$ 6		$ 31,704	$ (28,161)	$ 3,549
Balance, shares at Dec. 31, 2018		6,304,677

[1]	Less than $0.5 thousand